Note 23 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax, net of refunds	$ 118,175	$ 138,274
Interest	96,203	49,709
Dividends declared but not paid	$ 7,132	$ 6,440